Total
Putnam Money Market Fund
Fund summary
Goal
Putnam Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Money Market Fund	Class A		Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Money Market Fund		Class A	Class B	Class C	Class R
Management fees		0.28%	0.28%	0.28%	0.28%
Distribution and service (12b-1) fees	[1]	none	none	none	none
Other expenses		0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses		0.48%	0.48%	0.48%	0.48%
[1]	The fund's Board of Trustees determined to limit payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares to 0.00% of average net assets effective as of the close of business on March 31, 2017. Beginning on April 1, 2017, the fund no longer makes payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		49	154	269	604
Class B	[1]	549	454	469	604
Class C	[1]	149	154	269	604
Class R		49	154	269	604
[1]	Reflects assessment of deferred sales charge assuming class B or C shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption - Putnam Money Market Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	49	154	269	604
Class C	49	154	269	604

Investments, risks, and performance
Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and time deposits. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall. Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. The effects of inflation may erode the value of your investment over time. Foreign investments, including money market instruments of foreign issuers that are denominated in U.S. dollars, involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below certain required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares

Best calendar quarter Q1 2019 0.54% Worst calender quarter Q3 2016 0.00%
Average annual total returns (for periods ended 12/31/19)
Average Annual Total Returns - Putnam Money Market Fund	Label	1 Year	5 Years	10 Years
Class A	before taxes	1.93%	0.84%	0.43%
Class B	before taxes	(3.07%)	0.42%	0.42%
Class C	before taxes	0.93%	0.81%	0.42%
Class R	before taxes	1.93%	0.81%	0.42%

Class B share performance reflects conversion to class A shares after eight years.